DEFERRED REVENUES (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
DEFERRED REVENUES
Total deferred revenues		¥ 12,636,124	¥ 11,953,519
Representing:
Current deferred revenues	$ 1,660,691	10,804,951	10,221,897
Non-current deferred revenues	$ 281,446	1,831,173	1,731,622
Testing service
DEFERRED REVENUES
Total deferred revenues		6,364,793	8,047,140
Online education services
DEFERRED REVENUES
Total deferred revenues		2,475,604	297,602
Other revenue - licensing fees from authorized test centers
DEFERRED REVENUES
Total deferred revenues		2,383,722	2,333,983
Other revenue - others
DEFERRED REVENUES
Total deferred revenues		¥ 1,412,005	¥ 1,274,794